Combined Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (224,187)	$ (160,158)
Other comprehensive income, net of income taxes:
Net unrealized gains on available-for-sale securities	140	158
Foreign currency translation adjustment	60	(35)
Reclassification of net realized losses on available-for-sale securities included in net loss	9	4
Total other comprehensive income	209	127
Comprehensive loss	(223,978)	(160,031)
Less: comprehensive loss attributable to noncontrolling interests	(2,336)	(2,381)
Comprehensive loss attributable to ImmunityBio common stockholders	$ (221,642)	$ (157,650)